Income Taxes and Accounting for Uncertainty in Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net operating loss carryforwards
Cash paid for income taxes to parent	$ 272,599,000	$ 384,462,000	$ 428,591,000
Current (provision) benefit:
Federal	(127,291,000)	(277,920,000)	(286,491,000)
State	10,673,000	(36,408,000)	(68,962,000)
Total current (provision) benefit	(116,618,000)	(314,328,000)	(355,453,000)
Deferred (provision) benefit:
Federal	(126,561,000)	(553,393,000)	(195,869,000)
State	(42,747,000)	(35,887,000)	18,711,000
Decrease (increase) in valuation allowance		6,761,000	(5,701,000)
Total deferred (provision) benefit	(169,308,000)	(582,519,000)	(182,859,000)
Total benefit (provision)	(285,926,000)	(896,847,000)	(538,312,000)
Reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes
Statutory rate (as a percent)	(35.00%)	(35.00%)	(35.00%)
State income taxes, net of Federal benefit (as a percent)	(2.70%)	(2.00%)	(2.50%)
Stock option compensation (as a percent)	0.20%		0.30%
Other (as a percent)	0.40%	(0.30%)	1.00%
Decrease (increase) in valuation allowance (as a percent)		0.30%
Total benefit (provision) for income taxes (as a percent)	(37.10%)	(37.00%)	(36.20%)
Deferred tax assets:
NOL, credit and other carryforwards		3,500,000
Unrealized losses on investments		4,442,000
Accrued expenses	70,464,000	63,188,000
Stock-based compensation	24,405,000	23,000,000
Deferred revenue	62,071,000	45,556,000
Total deferred tax assets	156,940,000	139,686,000
Valuation allowance	(6,903,000)	(11,114,000)
Deferred tax asset after valuation allowance	150,037,000	128,572,000
Deferred tax liabilities:
Depreciation and amortization	(1,185,819,000)	(1,020,045,000)
Unrealized gains on investments	(738,000)
State taxes net of federal effect	(29,129,000)	(6,070,000)
Other long-term liabilities	(26,978,000)	(26,944,000)
Total deferred tax liabilities	(1,242,664,000)	(1,053,059,000)
Net deferred tax asset (liability)	(1,092,627,000)	(924,487,000)
Current portion of net deferred tax asset	91,722,000	78,532,000
Current portion of net deferred tax liability		(14,648,000)
Noncurrent portion of net deferred tax asset (liability)	(1,184,349,000)	(988,371,000)
Reconciliation of the beginning and ending amount of unrecognized tax benefits included in long-term deferred revenue, distribution and carriage payments and other long-term liabilities
Balance as of beginning of period	190,935,000	170,226,000	199,172,000
Additions based on tax positions related to the current year	5,949,000	9,836,000	7,382,000
Reductions based on tax positions related to the current years		(1,170,000)
Additions based on tax positions related to prior years	1,581,000	16,610,000	11,507,000
Reductions based on tax positions related to prior years	(3,461,000)		(43,141,000)
Reductions based on tax positions related to settlements with taxing authorities		(1,185,000)	(493,000)
Reductions based on tax positions related to the lapse of the statute of limitations	(9,335,000)	(3,382,000)	(4,201,000)
Balance as of end of period	185,669,000	190,935,000	170,226,000
Unrecognized tax benefits if recognized, could favorably affect our effective tax rate	174,000,000
Interest and penalty (benefit) expense	6,000,000	(1,000,000)	(4,000,000)
Accrued interest and penalties	15,000,000	9,000,000
State
Net operating loss carryforwards
NOL benefit for state income tax purposes	4,000,000
Tax benefits related to credit carryforwards	$ 7,000,000